Clara Kang Associate Counsel Capital Research and Management Company 333 South Hope Street Los Angeles, California 90071-1406 (213) 615-3736 clara.kang@capgroup.com capitalgroup.com

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Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          Capital Group International Equity ETF (“International Equity Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-271212 and 811-23865

Capital Group Dividend Growers ETF (formerly, Capital Group World Dividend Growers ETF) (“Dividend Growers Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-271210 and 811-23866

Capital Group Core Balanced ETF (“Core Balanced Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-271211 and 811-23867

Dear Mr. Cowan:

On behalf of each Capital Group Exchange-Traded Fund referenced above (each, a “Fund”), we have filed Form N-1A/A, Pre-Effective Amendment No. 3 to each Fund’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 3 to each Fund’s Registration Statement under the Investment Company Act of 1940, as amended. These Registration Statements reflect comments you have provided, and we understand you have nothing further.

Thank you for your time and review of the Registration Statements. If you should have any questions, please call Clara Kang, Associate Counsel, at (213) 615-3736.

Sincerely,
/s/ Michael R. Tom

Michael R. Tom
Secretary